Capital Management Associates


Dear Fellow Shareholders,

         I am pleased to report that your fund achieved another year of above-average results with a total return in excess of 30%, but will the past be repeated, and what will the New Year likely bring for investors? The year-end is traditionally a time for both reflection and anticipation. In this spirit we have two messages to convey. First, the returns from U.S. stocks in recent years have indeed been extraordinary but are unlikely to be repeated in 1998. Second, in spite of any short-term turbulence, the long-term outlook for equity investors in U.S.-domiciled companies is very favorable, notwithstanding the high level of the U.S. stock market today.

         Presently, it appears to us that the domestic economy and corporate profits will be somewhat softer in 1998, but no outright recession is in sight. Such conditions will likely result in a more challenging and difficult market than we have enjoyed over the past three years. Recent developments in Asia reinforce this prospect. One likely outcome from the Far East is that the U.S. trade deficit will increase, but the positive aspect of this development is that inflation in the U.S. will be held down. In turn, upward pressures on interest rates should be slight.

         The reasons why stock investors have fared so well recently are easy to identify. Inflation is low, and corporate profits have not declined. U.S. industry has become more competitive; business globalization is creating new investment opportunities, and compared to most of the Twentieth Century, the world is relatively free of economic, military, and political strife. What makes us so optimistic on the future of U.S. equities is that we believe economic expansion can occur without significant inflation. The powerful influences of new technologies are impacting every industry by driving down the costs of production, distribution, and servicing. Investors have not experienced a similar environment since the late 1800s.

         We realize that many investors today may be hard pressed to focus on the long term if they are worried about near-term price levels. Reality is that U.S. stocks will decline at some point. Nevertheless, investment opportunities are always present, and it has been our experience that investors who maintain a level of common stocks appropriate for their objectives and circumstances--regardless of market levels--fare better than market timers who attempt to sell stocks at market peaks and buy at lows.

         Thank you for your support of the Capital Management Mid-Cap Fund, and we look forward to serving you in the coming investment year.



                                                    C. Lennis Koontz, II, C.F.A.
                                                                       President
                                                               December 31, 1997

                         CAPITAL MANAGEMENT MID-CAP FUND
                               INSTITUTIONAL CLASS

                    Performance Update - $250,000 Investment

           For the period from January 27, 1995 to November 30, 1997




--------------------------------------------------------------------------------
                       Institutional  S&P 400        S&P 500        Lipper
                       Shares         MID CAP        Total Return   Capital
                                                     Index          Appreciation
--------------------------------------------------------------------------------

27-Jan-95 .......      250,000.00     250,000.00     250,000.00     250,000.00
31-Jan-95 .......      251,675.00     249,302.00     250,131.00     249,356.50
28-Feb-95 .......      260,950.00     262,369.00     259,875.00     258,453.75
31-Mar-95 .......      276,275.00     266,938.00     267,545.00     265,288.25
30-Apr-95 .......      275,424.25     272,310.00     275,422.00     269,862.25
31-May-95 .......      280,704.00     278,878.00     286,433.00     276,617.00
30-Jun-95 .......      290,262.75     290,238.00     293,086.00     290,110.00
31-Jul-95 .......      300,584.25     305,359.00     302,805.00     307,212.75
31-Aug-95 .......      304,612.25     310,987.00     303,568.00     310,605.75
30-Sep-95 .......      306,752.00     318,542.00     316,378.00     318,703.00
31-Oct-95 .......      294,360.50     310,343.00     315,247.00     312,471.00
30-Nov-95 .......      307,510.75     323,827.00     329,083.00     324,000.00
31-Dec-95 .......      312,872.75     323,022.00     335,423.00     326,344.75
31-Jan-96 .......      313,390.75     327,711.00     346,840.00     332,552.50
29-Feb-96 .......      313,390.75     338,624.00     350,054.25     340,828.00
31-Mar-96 .......      321,471.50     342,686.00     353,425.25     344,322.25
30-Apr-96 .......      333,455.25     353,157.00     358,634.25     358,892.50
31-May-96 .......      338,926.00     357,925.00     367,883.25     369,406.75
30-Jun-96 .......      339,447.00     352,555.00     369,289.25     359,495.00
31-Jul-96 .......      316,172.00     328,762.00     352,972.00     333,169.50
31-Aug-96 .......      332,124.50     347,749.00     360,417.00     348,052.75
30-Sep-96 .......      342,454.35     362,908.00     380,706.50     368,228.25
31-Oct-96 .......      349,287.67     363,969.00     391,205.00     363,512.25
30-Nov-96 .......      367,685.00     384,443.00     419,634.00     379,306.50
31-Dec-96 .......      371,743.00     384,862.00     412,439.00     375,125.00
31-Jan-97 .......      386,082.00     399,303.00     438,204.00     390,553.00
29-Feb-97 .......      375,531.00     396,031.00     441,639.00     378,294.00
31-Mar-97 .......      362,003.00     379,171.00     423,500.00     358,097.00
30-Apr-97 .......      376,342.00     388,997.00     448,774.00     365,226.00
31-May-97 .......      414,220.00     423,012.00     476,098.00     395,891.00
30-Jun-97 .......      435,053.00     434,884.00     497,429.00     413,240.00
31-Jul-97 .......      464,814.00     480,933.00     537,009.00     443,204.00
31-Aug-97 .......      474,283.00     477,328.00     506,924.00     434,883.00
30-Sep-97 .......      509,726.00     504,752.00     534,684.00     460,748.00
31-Oct-97 .......      495,387.00     482,801.00     516,830.00     442,382.00
30-Nov-97 .......      492,411.00     489,952.00     538,610.00     443,105.00


This graph depicts the performance of the Capital Management Mid-Cap Fund Institutional Shares versus the S&P Midcap 400 Index, the Lipper Capital Appreciation Index, and the S&P 500 Index. It is important to note Capital Management Mid-Cap Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


Average Annual Total Return


------------------------------------------------------

                   Since Inception      One Year

------------------------------------------------------

  No Sales Load         26.92%           33.92%

------------------------------------------------------

The graph assumes an initial $250,000 investment at January 27, 1995. All dividends and distributions are reinvested.

At November 30, 1997, the value of the Institutional Shares would have grown to $492,411 - total investment return of 96.96% since January 27, 1995.

At November 30, 1997, a similar investment in the S&P Midcap 400 Index would have been worth $489,952 - total investment return of 95.98% since January 27, 1995; a similar investment in the Lipper Capital Appreciation Index would have been worth $443,105 - total investment return of 77.24%; and a similar investment in the S&P 500 Index would have been worth $538,610 - total investment return of 115.44%.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                         CAPITAL MANAGEMENT MID-CAP FUND
                                 INVESTOR CLASS

                     Performance Update - $10,000 Investment

             For the period from April 7, 1995 to November 30, 1997





--------------------------------------------------------------------------------
                       Investor       S&P 400        S&P 500        Lipper
                       Shares         MID CAP        Total Return   Capital
                                                     Index          Appreciation
--------------------------------------------------------------------------------



 7-Apr-95 ..........    10,000.00      10,000.00      10,000.00      10,000.00
30-Apr-95 ..........     9,645.00      10,188.00      10,171.00      10,154.00
31-May-95 ..........     9,825.00      10,433.00      10,577.00      10,408.00
30-Jun-95 ..........    10,135.00      10,858.00      10,823.00      10,916.00
31-Jul-95 ..........    10,486.00      11,424.00      11,182.00      11,559.00
31-Aug-95 ..........    10,619.00      11,635.00      11,210.00      11,687.00
30-Sep-95 ..........    10,693.00      11,917.00      11,683.00      11,991.00
31-Oct-95 ..........    10,251.00      11,610.00      11,641.00      11,757.00
30-Nov-95 ..........    10,693.00      12,115.00      12,152.00      12,191.00
31-Dec-95 ..........    10,878.00      12,085.00      12,386.00      12,279.00
31-Jan-96 ..........    10,887.00      12,260.00      12,808.00      12,512.00
29-Feb-96 ..........    10,878.00      12,669.00      12,927.00      12,824.00
31-Mar-96 ..........    11,151.00      12,820.00      13,051.00      12,955.00
30-Apr-96 ..........    11,560.00      13,212.00      13,244.00      13,504.00
31-May-96 ..........    11,750.00      13,391.00      13,585.00      13,899.00
30-Jun-96 ..........    11,760.00      13,190.00      13,637.00      13,526.00
31-Jul-96 ..........    10,994.00      12,300.00      13,035.00      12,536.00
31-Aug-96 ..........    11,541.00      13,010.00      13,309.00      13,096.00
30-Sep-96 ..........    11,901.00      13,577.00      14,059.00      13,855.00
31-Oct-96 ..........    12,148.00      13,617.00      14,446.00      13,677.00
30-Nov-96 ..........    12,790.00      14,383.00      15,496.00      14,272.00
31-Dec-96 ..........    12,922.00      14,398.00      15,231.00      14,114.00
31-Jan-97 ..........    13,422.00      14,939.00      16,182.00      14,695.00
29-Feb-97 ..........    13,063.00      14,816.00      16,309.00      14,234.00
31-Mar-97 ..........    12,582.00      14,185.00      15,639.00      13,474.00
30-Apr-97 ..........    13,082.00      14,553.00      16,572.00      13,742.00
31-May-97 ..........    14,393.00      15,826.00      17,581.00      14,896.00
30-Jun-97 ..........    15,119.00      16,270.00      18,369.00      15,548.00
31-Jul-97 ..........    16,138.00      17,993.00      19,831.00      16,676.00
31-Aug-97 ..........    16,440.00      17,858.00      18,720.00      16,363.00
30-Sep-97 ..........    17,638.00      18,884.00      19,745.00      17,336.00
31-Oct-97 ..........    17,128.00      18,062.00      19,085.00      16,645.00
30-Nov-97 ..........    17,025.00      18,330.00      19,890.00      16,672.00


This graph depicts the performance of the Capital Management Mid-Cap Fund Investor Shares versus the S&P Midcap 400 Index, the Lipper Capital Appreciation Index, and the S&P 500 Index. It is important to note Capital Management Mid-Cap Fund is a professionally managed mutual fund while the indexes are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

                    Average Annual Total Return

                           Since Inception      One Year

----------------------------------------------------------------

      No Sales Load             23.63%           33.11%

----------------------------------------------------------------

 Maximum 3.0% Sales Load        22.22%           29.12%

----------------------------------------------------------------


The graph assumes an initial $10,000 investment at April 7, 1995. All dividends and distributions are reinvested.

At November 30, 1997, the value of the Investor Shares would have grown to $17,025 - total investment return of 70.25% since April 7, 1995. Without the deduction of the 3% maximum sales load, the value of the Investor Shares would have grown to $17,551 - total investment return of 75.51% since April 7, 1995. The sales load may be reduced or eliminated for larger purchases.

At November 30, 1997, a similar investment in the S&P Midcap 400 Index would have been worth $18,330 - total investment return of 83.30% since April 7, 1995; a similar investment in the Lipper Capital Appreciation Index would have grown to $16,672 - total investment return of 66.72%; and a similar investment in the S&P 500 Index would have grown to $19,890 - total investment return of 98.90%.

Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be worth more or less than the original cost. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1997

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                    Shares                  (note 1)

------------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS - 96.19%

       Advertising - 3.01%
        (a) Outdoor Systems, Inc. ................................................                    7,000                 $216,125
                                                                                                                            --------

       Broadcast - Radio & Television - 4.78%
        (a) American Radio Systems Corporation ...................................                    3,500                  174,125
        (a) Clear Channel Communications, Inc. ...................................                    2,500                  169,375
                                                                                                                            --------
                                                                                                                             343,500
                                                                                                                            --------
       Chemicals - 4.44%
            M.A. Hanna Company ...................................................                    6,800                  167,875
            IMC Global Inc. ......................................................                    4,800                  151,200
                                                                                                                            --------
                                                                                                                             319,075
                                                                                                                            --------
       Computers - 0.88%
        (a) Hutchinson Technology, Inc. ..........................................                    2,650                   62,937
                                                                                                                            --------

       Computer Software & Services - 3.25%
            Autodesk, Inc. .......................................................                    2,800                  107,625
        (a) Legato Systems, Inc. .................................................                    3,300                  125,812
                                                                                                                            --------
                                                                                                                             233,437
                                                                                                                            --------
       Electronics - 2.23%
        (a) Littelfuse, Inc. .....................................................                    5,800                  160,225
                                                                                                                            --------

       Electronics - Semiconductor - 5.95%
            Helix Technology Corporation .........................................                    3,000                   70,688
        (a) Integrated Device Technology, Inc. ...................................                    8,800                   89,650
        (a) Lattice Semiconductor Corporation ....................................                    1,300                   73,368
        (a) Photronics, Inc. .....................................................                    2,200                  105,050
        (a) PRI Automation, Inc. .................................................                    2,600                   88,725
                                                                                                                            --------
                                                                                                                             427,481
                                                                                                                            --------
       Financial - Banks, Commercial - 3.06%
            First Security Corporation ...........................................                    6,500                  220,187
                                                                                                                            --------

       Food - Processing - 5.85%
            Dole Food Company, Inc. ..............................................                    4,750                  234,531
            McCormick & Company, Inc. ............................................                    7,000                  185,500
                                                                                                                            --------
                                                                                                                             420,031
                                                                                                                            --------
       Food - Wholesale - 3.27%
            Richfood Holdings, Inc. ..............................................                    8,612                  235,215
                                                                                                                            --------

       Household Products & Housewares - 9.13%
            Leggett & Platt, Inc. ................................................                    3,950                  169,850
            Maytag Corporation ...................................................                    7,000                  226,188
            Watsco, Inc. .........................................................                   10,000                  260,000
                                                                                                                            --------
                                                                                                                             656,038
                                                                                                                            --------

                                                                                                                         (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1997

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                    Shares                  (note 1)

------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

       Lodging - 2.89%
        (a) Promus Hotel Corporation ...............................................                   5,000               $ 207,500
                                                                                                                           ---------

       Machine - Agricultural - 2.10%
            AGCO Corporation .......................................................                   2,350                  64,331
            Case Corporation .......................................................                   1,400                  86,800
                                                                                                                           ---------
                                                                                                                             151,131
                                                                                                                           ---------
       Manufactured Housing - 2.83%
        (a) Champion Enterprises, Inc. .............................................                   3,800                  73,625
            Clayton Homes, Inc. ....................................................                   7,900                 129,856
                                                                                                                           ---------
                                                                                                                             203,481
                                                                                                                           ---------
       Medical Supplies - 5.16%
        (a) Sola International, Inc. ...............................................                   6,000                 181,500
        (a) Sybron International Corporation .......................................                   4,300                 189,200
                                                                                                                           ---------
                                                                                                                             370,700
                                                                                                                           ---------
       Oil & Gas - Equipment & Services - 13.67%
            Diamond Offshore Drilling, Inc. ........................................                   1,600                  79,800
        (a) EEX Corporation ........................................................                  19,100                 159,963
            ENSCO International Incorporated .......................................                   4,200                 150,938
        (a) EVI, Inc. ..............................................................                   2,600                 133,738
        (a) Nabors Industries, Inc. ................................................                   4,600                 161,288
            Transocean Offshore Inc. ...............................................                   3,100                 147,056
        (a) Weatherford Enterra, Inc. ..............................................                   3,300                 148,706
                                                                                                                           ---------
                                                                                                                             981,489
                                                                                                                           ---------
       Real Estate Investment Trust - 5.99%
            Crescent Real Estate Equities Company ..................................                   5,800                 223,300
            Spieker Properties, Inc. ...............................................                   5,100                 207,188
                                                                                                                           ---------
                                                                                                                             430,488
                                                                                                                           ---------
       Toys - 2.77%
            Mattel, Inc. ...........................................................                   4,975                 199,311
                                                                                                                           ---------

       Transportation - Rail - 2.53%
            Illinois Central Corporation ...........................................                   5,050                 182,116
                                                                                                                           ---------

       Utilities - Electric - 9.20%
        (a) AES Corporation ........................................................                   5,200                 190,450
            Idaho Power Company ....................................................                   7,000                 235,375
            The Washington Water Power Company .....................................                  11,000                 235,125
                                                                                                                           ---------
                                                                                                                             660,950
                                                                                                                           ---------
       Utilities - Gas - 3.20%
            Pacific Enterprises ....................................................                   6,500                 229,937
                                                                                                                           ---------

       Total Common Stocks (Cost $5,618,292) .......................................                                       6,911,354
                                                                                                                           ---------


                                                                                                                     (Continued)

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                          November 30, 1997

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                              Value
                                                                                                    Shares                  (note 1)

------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY - 4.02%

       Evergreen Money Market Treasury Institutional Money
            Market Fund Institutional Service Shares
            (Cost $289,108) ...........................................................            289,108              $   289,108
                                                                                                                        -----------

Total Value of Investments (Cost $5,907,400 (b)) ......................................             100.21 %            $ 7,200,462
Liabilities In Excess of Other Assets .................................................              (0.21)%                (15,104)
                                                                                                    -------             -----------
       Net Assets .....................................................................             100.00              $ 7,185,358
                                                                                                    =======             ===========



       (a)  Non-income producing investment.

       (b)  Aggregate  cost for  financial  reporting  and  federal  income  tax purposes  is the same.  Unrealized  appreciation  (depreciation)  of
            investments  for  financial   reporting  and  federal  income  taxes
            purposes is as follows:



            Unrealized appreciation                                                                                      $1,395,330
            Unrealized depreciation                                                                                       (102,268)
                                                                                                                        -----------

                            Net unrealized appreciation                                                                  $1,293,062
                                                                                                                        ===========

See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                          November 30, 1997


ASSETS
       Investments, at value (cost $5,907,400) ...................................................................      $ 7,200,462
       Cash ......................................................................................................              630
       Income receivable .........................................................................................           10,387
                                                                                                                        -----------

            Total assets .........................................................................................        7,211,479
                                                                                                                        -----------

LIABILITIES
       Accrued expenses ..........................................................................................           16,459
       Due to advisor ............................................................................................            9,610
       Other liabilities .........................................................................................               52
                                                                                                                        -----------

            Total liabilities ....................................................................................           26,121
                                                                                                                        -----------

NET ASSETS .......................................................................................................      $ 7,185,358
                                                                                                                        ===========

NET ASSETS CONSIST OF
       Paid-in capital ...........................................................................................      $ 4,984,391
       Distributions in excess of net investment income ..........................................................           (6,541)
       Undistributed net realized gain on investments ............................................................          914,446
       Net unrealized appreciation on investments ................................................................        1,293,062
                                                                                                                        -----------
                                                                                                                        $ 7,185,358
                                                                                                                        ===========

INSTITUTIONAL CLASS
       Net asset value, offering and redemption price per share ($5,311,416 / 291,833 shares outstanding) ........      $     18.20
                                                                                                                        ===========

INVESTOR CLASS
       Net asset value, offering and redemption price per share ($1,873,942 / 103,853 shares outstanding) ........      $     18.04
                                                                                                                        ===========
       Maximum offering price per share (100 / 97 of $18.04) .....................................................      $     18.60
                                                                                                                        ===========



See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT MID-CAP EQUITY

                                                       STATEMENT OF OPERATIONS

                                                    Year ended November 30, 1997


INVESTMENT LOSS

       Income
            Dividends ...................................................................................               $    68,479
            Interest ....................................................................................                    17,312
            Miscellaneous ...............................................................................                        20
                                                                                                                        -----------

                 Total income ...........................................................................                    85,811
                                                                                                                        -----------

       Expenses
            Investment advisory fees (note 2) ...........................................................                    53,964
            Fund administration fees (note 2) ...........................................................                    10,796
            Distribution and service fees - Investor Class (note 3) .....................................                     7,969
            Custody fees ................................................................................                     5,821
            Registration and filing administration fees (note 2) ........................................                     3,499
            Fund accounting fees (note 2) ...............................................................                    33,000
            Audit fees ..................................................................................                     8,950
            Legal fees ..................................................................................                    11,681
            Securities pricing fees .....................................................................                     3,466
            Shareholder recordkeeping fees ..............................................................                       746
            Shareholder servicing expenses ..............................................................                     3,424
            Registration and filing expenses ............................................................                     5,725
            Printing expenses ...........................................................................                     4,905
            Trustee fees and meeting expenses ...........................................................                     9,157
            Other operating expenses ....................................................................                     2,886
                                                                                                                        -----------

                 Total expenses .........................................................................                   165,989
                                                                                                                        -----------

                 Less:
                       Expense reimbursements (note 2) ..................................................                   (25,031)
                       Investment advisory fees waived (note 2) .........................................                   (52,043)
                                                                                                                        -----------

                 Net expenses ...........................................................................                    88,915
                                                                                                                        -----------

                       Net investment loss ..............................................................                    (3,104)
                                                                                                                        -----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

       Net realized gain from investment transactions ...................................................                   906,998
       Increase in unrealized appreciation on investments ...............................................                   616,365
                                                                                                                        -----------

            Net realized and unrealized gain on investments .............................................                 1,523,363
                                                                                                                        -----------

                 Net increase in net assets resulting from operations ...................................               $ 1,520,259
                                                                                                                        ===========



See accompanying notes to financial statements

                                                  CAPITAL MANAGEMENT MID-CAP FUND

                                                STATEMENTS OF CHANGES IN NET ASSETS


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                     Year ended          Year ended
                                                                                                    November 30,        November 30,
                                                                                                           1997                1996
------------------------------------------------------------------------------------------------------------------------------------

INCREASE IN NET ASSETS
  Operations
     Net investment income (loss)   ........................................................            $(3,104)            $66,810
     Net realized gain from investment transactions ........................................            906,998             124,864
     Increase in unrealized appreciation on investments ....................................            616,365             477,699
                                                                                                        -------             -------
        Net increase in net assets resulting from operations ...............................          1,520,259             669,373
                                                                                                      ---------             -------
  Distributions to shareholders from
     Net investment income - Institutional Class ...........................................             (9,510)            (55,272)
     Net investment income - Investor Class ................................................             (2,150)            (10,130)
     Distributions in excess of net investment income - Institutional Class ................             (5,509)                  0
     Distributions in excess of net investment income - Investor Class .....................             (1,032)                  0
     Net realized gain from investment transactions - Institutional Class ..................            (86,210)            (33,645)
     Net realized gain from investment transactions - Investor Class .......................            (18,266)             (9,945)
                                                                                                        -------              ------
        Decrease in net assets resulting from distributions ................................           (122,677)           (108,992)
                                                                                                       --------            -------
  Capital share transactions
     Increase in net assets resulting from capital share transactions (a) ..................          1,539,425           1,304,649
                                                                                                      ---------           ---------
           Total increase in net assets ....................................................          2,937,007           1,865,030

NET ASSETS

  Beginning of year ........................................................................          4,248,351           2,383,321
                                                                                                     ----------          ----------
  End of year (includes undistributed net investment income of .............................         $7,185,358          $4,248,351
               $11,660 at November 30, 1996)                                                         ==========          ==========

(a) A summary of capital share activity follows:
                                                                      -------------------------------------------------------------
                                                                              Year ended                          Year ended
                                                                           November 30, 1997                   November 30, 1996
                                                                      -------------------------------------------------------------
                                                                       Shares             Value            Shares             Value
     INSTITUTIONAL CLASS                                              -------------------------------------------------------------

Shares sold ................................................           34,955          $557,429            98,149        $1,190,936
Shares issued for reinvestment of distributions ............            7,367           101,229             7,179            88,917
                                                                        -----           -------             -----            ------
                                                                       42,322           658,658           105,328         1,279,853
Shares redeemed ............................................             (757)          (13,561)           (5,786)          (76,867)
                                                                         ----           -------            ------           -------
  Net increase .............................................           41,565          $645,097            99,542        $1,202,986
                                                                       ======           =======            ======         =========

     INVESTOR CLASS
Shares sold ................................................           53,642          $941,945            11,424          $148,294
Shares issued for reinvestment of distributions ............            1,566            21,448             1,635            20,075
                                                                        -----            ------             -----            ------
                                                                       55,208           963,393            13,059           168,369
Shares redeemed ............................................           (4,818)          (69,065)           (5,154)          (66,706)
                                                                       ------           -------            ------           -------
  Net increase .............................................           50,390          $894,328             7,905          $101,663
                                                                       ======           =======             =====           =======

See accompanying notes to financial statements

                                                   CAPITAL MANAGEMENT MID-CAP FUND

                                                        FINANCIAL HIGHLIGHTS

                                           (For a Share Outstanding Throughout the Period)

                                                                          -------------------------------------------------------
                                                                                           INSTITUTIONAL CLASS
                                                                          -------------------------------------------------------
                                                                                                                      For the
                                                                                                                     period from
                                                                                                                  January 27, 1995
                                                                                                                    (commencement
                                                                              Year ended          Year ended      of operations) to
                                                                             November 30,        November 30,       November 30,
                                                                                 1997                1996               1995
                                                                          ----------------    ----------------   ----------------

Net asset value, beginning of period ..................................    $         13.99      $        12.16       $      10.00
     Income from investment operations
         Net investment income (loss) .................................               0.01                0.23               0.20
         Net realized and unrealized gain on investments ..............               4.60                2.08               2.10
                                                                           ---------------      ---------------      -------------
            Total from investment operations ..........................               4.61                2.31               2.30
                                                                           ---------------      ---------------      -------------
     Distributions to shareholders from
         Net investment income ........................................             (0.04)               (0.26)             (0.14)
         Distributions in excess of net investment income .............             (0.02)                0.00               0.00
         Net realized gain from investment transactions ...............             (0.34)               (0.22)              0.00
                                                                           ---------------      ---------------      -------------
            Total distributions .......................................             (0.40)               (0.48)             (0.14)
                                                                           ---------------      ---------------      -------------

Net asset value, end of period ........................................    $        18.20       $        13.99       $      12.16
                                                                           ===============      ===============      =============

Total return (a) ......................................................             33.92%               19.57%             23.00%
                                                                           ===============      ===============      =============

Ratios/supplemental data
     Net assets, end of period ........................................    $     5,311,416      $     3,502,215      $   1,832,507
                                                                           ===============      ===============      =============

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees ................             2.92 %               3.70 %            7.20 %(b)
         After expense reimbursements and waived fees .................             1.50 %               0.00 %            0.31 %(b)

     Ratio of net investment income (loss) to average net assets
         Before expense reimbursements and waived fees ................            (1.34)%              (1.77)%           (4.45)%(b)
         After expense reimbursements and waived fees .................             0.08 %               1.94 %            2.44 %(b)

     Portfolio turnover rate ..........................................            66.30 %              82.30 %           47.74 %
     Average brokerage commission per share (c) .......................             0.0607               0.0598             --




                                                                        ------------------------------------------------------------
                                                                                                 INVESTOR CLASS
                                                                        ------------------------------------------------------------
                                                                                                                         For the
                                                                                                                       period from
                                                                                                                      April 7, 1995
                                                                                                                     (commencement
                                                                                Year ended         Year ended      of operations) to
                                                                                November 30,       November 30,        November 30,
                                                                                    1997               1996                1995
                                                                             ----------------   ----------------    ---------------

Net asset value, beginning of period ...................................     $        13.96        $      12.09        $    11.07
     Income from investment operations
         Net investment income (loss) ..................................              (0.05)               0.24              0.11
         Net realized and unrealized gain on investments ...............               4.53                2.06              1.02
                                                                             ---------------       -------------       -----------
            Total from investment operations ...........................               4.48                2.30              1.13
                                                                             ---------------       -------------       -----------
     Distributions to shareholders from
         Net investment income .........................................              (0.03)              (0.21)            (0.11)
         Distributions in excess of net investment income ..............              (0.03)               0.00              0.00
         Net realized gain from investment transactions ................              (0.34)              (0.22)             0.00
                                                                             ---------------       -------------       -----------
            Total distributions ........................................              (0.40)              (0.43)            (0.11)
                                                                             ---------------       -------------       -----------

Net asset value, end of period .........................................     $        18.04        $      13.96        $    12.09
                                                                             ===============       =============       ===========

Total return (a) .......................................................              33.11%              19.61%            10.24%
                                                                             ===============       =============       ===========

Ratios/supplemental data
     Net assets, end of period .........................................     $     1,873,942       $     746,136       $   550,814
                                                                             ===============       =============       ===========

     Ratio of expenses to average net assets
         Before expense reimbursements and waived fees .................                3.71%              4.45%           7.18% (b)
         After expense reimbursements and waived fees ..................                2.25%              0.00%           1.06% (b)

     Ratio of net investment income (loss) to average net assets
         Before expense reimbursements and waived fees .................               (2.10)%            (2.50)%         (4.23)%(b)
         After expense reimbursements and waived fees ..................               (0.63)%             1.95%           1.89% (b)

     Portfolio turnover rate ...........................................               66.30%             82.30%          47.74%
     Average brokerage commission per share (c) ........................                0.0607             0.0598           --


(a)      Total return does not reflect payment of a sales charge

(b)      Annualized.

(c)      Represents  total  commissions  paid on portfolio  securities  divided by total portfolio shares purchased or sold on which commissions were charged.


                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1997



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

The Capital Management Mid-Cap Fund (the "Fund"), formerly known as The Capital Management Equity Fund, is a diversified series of shares of beneficial interest of the Capital Management Investment Trust (the "Trust"). The Trust, an open-end investment company, was organized on October 18, 1994 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended. The Fund began operations on January 27, 1995. The investment objective of the fund is to seek capital appreciation principally through investments in equity securities, consisting of common and preferred stocks and securities convertible into common stocks. The Fund has an unlimited number of authorized shares, which are divided into two classes - Institutional Shares and Investor Shares. Only Institutional Shares were offered by the Fund prior to April 7, 1995.


Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Investor Shares purchased are subject to a maximum sales charge of three percent. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m., New York time. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Trustees. Short-term investments are valued at cost which approximates value.

B. Federal Income Taxes - No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

         The Fund files a tax return annually using tax accounting methods required under provisions of the Code which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders for Federal income tax purposes. Distributions which exceed net investment income and net realized gains for financial reporting purposes but not for tax purposes, if any, are shown as distributions in excess of net investment income and net realized gains in the accompanying statements.

C. Investment Transactions - Investment transactions are recorded on trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Dividend income is recorded on the ex-dividend date.

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1997



D. Distributions to Shareholders - The Fund may declare dividends quarterly, payable in March, June, September, and December on a date selected by the Trust's Trustees. Distributions to shareholders are recorded on the ex-dividend date. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending November 30.

E. Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

F. Repurchase Agreements - The fund may acquire U.S. Government Securities or corporate debt securities subject to repurchase agreements. A repurchase agreement transaction occurs when the Fund acquires a security and simultaneously resells it to the vendor (normally a member bank of the Federal Reserve or a registered Government Securities dealer) for delivery on an agreed upon future date. The repurchase price exceeds the purchase price by an amount which reflects an agreed upon market interest rate earned by the Fund effective for the period of time during which the repurchase agreement is in effect. Delivery pursuant to the resale typically will occur within one to five days of the purchase. The Fund will not enter into a repurchase agreement which will cause more than 10% of its net assets to be invested in repurchase agreements which extend beyond seven days. In the event of the bankruptcy of the other party to a repurchase agreement, the Fund could experience delays in recovering its cash or the securities lent. To the extent that in the interim the value of the securities purchased may have declined, the Fund could experience a loss. In all cases, the creditworthiness of the other party to a transaction is reviewed and found satisfactory by the Advisor. Repurchase agreements are, in effect, loans of Fund assets. The Fund will not engage in reverse repurchase transactions, which are considered to be borrowings under the Investment Company Act of 1940, as amended.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

         Pursuant to an investment advisory agreement, Capital Management Associates, Inc. (the "Advisor"), provides the fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies, and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 1.00% of the first $100 million of the Fund's average daily net assets, 0.90% of the next $150 million, 0.85% of the next $250 million, and 0.80% of all assets over $500 million.

         The Advisor currently intends to voluntarily waive all or a portion of its fee and to reimburse expenses of the Fund to limit total Fund operating expenses to a maximum of 1.50% of the average daily net assets of the Fund's Institutional Class and a maximum of 2.25% of the average daily net assets of the Fund's Investor Class. There can be no assurance that the foregoing voluntary fee waivers or reimbursements

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1997



         will continue. The Advisor has voluntarily waived a portion of its fee amounting to $52,043 ($0.15 per share) and reimbursed $25,031 of the operating expenses incurred by the Fund for the year ended November 30, 1997.

         All organization expenses of the Fund were incurred and paid by the Advisor. At November 30, 1997, the Advisor owned 12,331 Institutional Shares and 117 Investor Shares of the Fund.

         The Fund's administrator, The Nottingham Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to an accounting and administrative agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.20% of the Fund's first $50 million of average daily net assets, 0.175% of the next $50 million, and 0.15% of average daily net assets over $100 million. The Administrator also receives a monthly fee of $2,000 for accounting and record-keeping services for the initial class of shares and $750 per month for each additional class of shares. Additionally, the Administrator charges the Fund for servicing of shareholder accounts and registration of the Fund's shares. The contract with the Administrator provides that the aggregate fees for the aforementioned administration, accounting, and recordkeeping services shall not be less than $3,000 per month. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

         North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions. The Transfer Agent is compensated for its services by the Administrator and not directly by the Fund.

         Shields & Company, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of Investor Shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended November 30, 1997, the Distributor retained sales charges in the amount of $1,941. At November 30, 1997, the Distributor owned 2,865 Institutional Shares of the Fund.

         Certain Trustees and officers of the Trust are also officers or directors of the Advisor, the Distributor, or the Administrator.


NOTE 3 - DISTRIBUTION AND SERVICE FEES

         The Board of Trustees, including the Trustees who are not "interested persons" of the Trust as defined in the Investment Company Act of 1940 (the "Act"), adopted a distribution and service plan pursuant to Rule 12b-1 of the Act (the "Plan") applicable to the Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

                         CAPITAL MANAGEMENT MID-CAP FUND

                          NOTES TO FINANCIAL STATEMENTS

                                November 30, 1997



         The Plan provides that the Fund may incur certain costs, which may not exceed 0.75% per annum of the Investor Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares' average daily net assets. The Fund incurred $7,969 of such expenses under the Plan for the year ended November 30, 1997.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

         Purchases and sales of investments, other than short-term investments, aggregated $4,677,007 and $3,359,778, respectively, for the year ended November 30, 1997.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

         For federal income tax purposes, the Fund must report distributions from net realized gain from investment transactions that represent long-term capital gain to its shareholders. Of the total $0.34 per share distributions for the year ended November 30, 1997, $0.17 per share represents long-term capital gain and $0.17 per share represents short-term capital gain. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

INDEPENDENT AUDITORS' REPORT


To the Board of Trustees of Capital Management Investment Trust and Shareholders of Capital Management Mid-Cap Fund:

We have audited the accompanying statement of assets and liabilities of Capital Management Mid-Cap Fund (formerly, Capital Management Equity Fund), (a portfolio of Capital Management Investment Trust), including the portfolio of investments, as of November 30, 1997, and the related statements of operations and changes in net assets and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes for the year ended November 30, 1996 and financial highlights for the two years ended November 30, 1996 were audited by other auditors, whose reports thereon dated December 13, 1996, expressed an unqualified opinion.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of November 30, 1997 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 1997 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Management Mid-Cap Fund as of November 30, 1997, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with generally accepted accounting principles.




Deloitte & Touche LLP

Pittsburgh, Pennsylvania
January 9, 1998